United States
                       Securities and Exchange Commission

                                    FORM N-Q

             Quarterly Schedule of Portfolio Holdings of Registered
                         Management Investment Company

                  Investment Company Act File Number 811-4316

                                MIDAS FUND, INC.
               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                New York, NY                                10005
   (Address of principal executive offices)               (Zip Code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                         11 Hanover Square, 12th Floor
                               New York, NY 10005
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

                                MIDAS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2008
                                  (UNAUDITED)

         SHARES    COMMON STOCKS (103.71%)                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                   MAJOR PRECIOUS METALS PRODUCERS (25.93%)
            31,500 Anglo Platinum Ltd.                                                                      $ 2,830,196
           164,000 Compania De Minas Buenaventura ADR (a)                                                     3,850,720
            87,700 Goldcorp Inc.                                                                              2,773,951
           600,000 Kinross Gold Corp. (a)                                                                     9,672,000
           112,500 Newmont Mining Corp. (c)                                                                   4,360,500
           465,000 Yamana Gold, Inc. (a)                                                                      3,873,425
                                                                                                            -----------
                                                                                                             27,360,792

                   INTERMEDIATE PRECIOUS METALS PRODUCERS (26.35%)
            75,000 Agnico-Eagle Mines Ltd.                                                                    4,130,250
           600,000 Centerra Gold Inc. (b)                                                                     2,209,368
           800,000 Eldorado Gold Corp. (b)                                                                    5,008,000
           171,178 Hochschild Mining PLC                                                                        764,351
            36,000 IAMGold Corp. (b)                                                                            202,320
         2,000,000 Lihir Gold Limited (b)                                                                     4,180,044
           100,000 Pan American Silver Corp. (b)                                                              2,223,000
           150,000 Randgold Resources Limited ADR (a)                                                         6,154,500
         1,000,000 Silvercorp Metals, Inc.                                                                    2,931,600
                                                                                                            -----------
                                                                                                             27,803,433

                   JUNIOR PRECIOUS METALS PRODUCERS (3.21%)
           450,000 First Majestic Silver Corp. (b)                                                            1,087,754
           407,675 Jaguar Mining, Inc. (b)                                                                    2,303,364
                                                                                                            -----------
                                                                                                              3,391,118

                   EXPLORATION AND PROJECT DEVELOPMENT COMPANIES (16.82%)
         1,400,000 Andean Resources Ltd. (b)                                                                  1,027,088
           500,000 Comaplex Minerals Corp. (b)                                                                2,440,745
         1,642,000 Etruscan Resources Inc. (b)                                                                1,073,354
         7,000,000 Farallon Resources Ltd. (b)                                                                2,455,794
         1,000,000 Great Basin Gold Ltd. (b) (c)                                                              2,099,981
           180,000 Guyana Goldfields (b)                                                                        488,431
            37,699 Ivanhoe Nickel & Platinum Ltd. (d)                                                                 -
           400,000 Minefinders Corporation Ltd. (a) (b)                                                       3,020,000
           600,000 Northern Dynasty Minerals Ltd. (a) (b)                                                     2,580,000
           364,500 Olympus Pacific Minerals, Inc. (b)                                                            41,997
           186,100 Pelangio Exploration Inc. (b)                                                                 19,692
           186,100 PDX Resources Inc. (b)                                                                       420,090
         2,530,000 Ridge Mining PLC (b)                                                                       2,074,510
                                                                                                            -----------
                                                                                                             17,741,682

                   OTHER NATURAL RESOURCES COMPANIES (31.40%)
           500,000 Anvil Mining Ltd. (b)                                                                      2,128,010
             2,000 Areva                                                                                      1,530,215
            76,000 BHP Billiton Ltd. (c)                                                                      3,951,240
           894,000 Brilliant Mining Corp. (b)                                                                   313,220
           173,500 Endeavour Mining Capital Corp.                                                             1,000,332
           100,000 First Quantum Minerals Ltd.                                                                3,756,580
            60,000 Freeport McMoRan Copper & Gold, Inc. (a)                                                   3,411,000
            90,000 Harry Winston Diamond Corp. (a)                                                            1,197,000
           300,000 HudBay Minerals Inc. (b)                                                                   1,976,580
            63,000 Inmet Mining Corp. (a)                                                                     2,936,385
           577,600 Mercator Minerals Ltd. (b)                                                                 2,409,383
           100,000 OM Group Inc. (a) (b)                                                                      2,250,000
           300,000 Sherritt International Corp. (b)                                                           1,606,941
           160,000 Teck Cominco Ltd. (a)                                                                      4,659,200
                                                                                                            -----------
                                                                                                             33,126,086
                                                                                                            -----------

                   Total common stocks (cost:  $172,865,093)                                                109,423,111

         UNITS     WARRANTS (1.05%) (b)
           562,500 Etruscan Resources Inc., expiring 11/02/10                                                    74,069
           258,500 Etruscan Resources Inc., expiring 08/06/11                                                    58,960
           225,000 First Majestic Silver Corp., expiring 03/25/10                                                17,988
           300,000 Great Basin Gold Ltd., expiring 04/19/09                                                      60,000
           100,000 Kinross Gold Corp., expiring 09/07/11                                                        225,730
           142,900 Kinross Gold Corp., expiring 09/03/13                                                        448,243
           275,000 Silver Eagle Mines, Inc. expiring 10/31/08 (d)                                                     -
            84,375 Yamana Gold Inc., expiring 11/20/08                                                          224,587
                                                                                                            -----------

                   Total warrants (cost: $577,052)                                                            1,109,577

                   BULLION OUNCES (0.01%)
                10 Gold (cost: $9,643) (b)                                                                        8,642
                                                                                                            -----------

         SHARES    INVESTMENT OF SECURITY LENDING COLLATERAL (0.93%)
         1,930,394 State Street Navigator Securities Lending Prime Portfolio (cost:$979,452)                    979,452
                                                                                                            -----------

                   Total investments (cost: $174,431,240) (105.70%)                                         111,520,782

                   Liabilities in excess of other assets (-5.70%)                                           (6,014,452)
                                                                                                            -----------

                   Net assets (100.00%)                                                                   $ 105,506,330
                                                                                                            ===========

                   (a) Fully or partially pledged as collateral on bank credit facility.
                   (b) Non-income producing.
                   (c) All or a portion of this security was on loan. The total value of the securities on loan as of
                        September 30, 2008, was $919,902.
                   (d) Illiquid and/or restricted security that has been fair valued.
                   ADR means "American Depositary Receipt."

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded on a U.S. national securities exchange ("USNSE") are valued at the last reported sale price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., ET, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day, and securities traded in foreign and over-the-counter markets that are not also traded on a USNSE or Nasdaq, are valued at the mean between the last bid and asked prices. Gold bullion is valued at 4:00 p.m. ET, at the mean between the last bid and ask quotations of the Bloomberg Composite (NY) Gold Spot Price. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

       Level 1 - quoted prices in active markets for identical investments.

       Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments:

                                                    INVESTMENTS IN SECURITIES
                                                              AND
VALUATION INPUTS                                         GOLD BULLION
--------------------------------------------------------------------------------

Level 1                                                            $ 111,520,782
Level 2                                                                        -
Level 3                                                                        -
                                                                   -------------

Total                                                              $ 111,520,782
                                                                   -------------

COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $175,219,780 and net unrealized depreciation is $63,698,998, comprised of aggregate gross unrealized appreciation and depreciation of $2,116,685, and $65,815,683, respectively.

ILLIQUID AND RESTRICTED SECURITIES

Midas Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described earlier under the section entitled Security Valuation. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at September 30, 2008, were as follows:


                                              ACQUISITION
SECURITY                                          DATE               COST             VALUE
------------------------------------------------------------------------------------------ ------
Silver Eagle Mines, Inc.,
warrants expiring 10/31/08.                      4/30/07             $        -       $         -
Ivanhoe Nickel & Platinum Ltd., common stock     9/8/98                       -                 -
                                                              ----------------- -----------------
                                                                     $        -       $         -
                                                              ================= =================
Percent of net assets                                                      0.0%              0.0%
                                                              ================= =================

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Transactions with affiliates for the nine months ended September 30, 2008 were as follows:

                                 NUMBER OF SHARES HELD
                        ------------------------------------------
                        DECEMBER     GROSS       GROSS      SEPTEMBER                                                    REALIZED
NAME OF ISSUER          31, 2007   ADDITIONS   REDUCTIONS   30, 2008    VALUE SEPTEMBER 30, 2008    DIVIDEND INCOME   GAINS/(LOSSES)
-----------------------------------------------------------------------------------------------------------------------------------
Golden Cycle Gold Corp. 1,964,500      -        1,964,500       -                 $-                       $-           $16,309,652

Midas Dollar Reserves,  2,088,515  15,103,872  17,192,387       -                 $-                    $6,191              $-
Inc.

ITEM 2. CONTROLS AND PROCEDURES

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By: /s/ Thomas B. Winmill
-------------------------
Thomas B. Winmill, President

Date: October 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
-------------------------
Thomas B. Winmill, President

Date: October 24, 2008

By: /s/ Thomas O'Malley
-----------------------
Thomas O'Malley, Chief Financial Officer

Date: October 24, 2008

                                 EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)